Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 8,016	$ 3,069
Charged to costs and expenses	15,663	4,947
Charged to goodwill	458	0
Ending balance	$ 24,137	$ 8,016